Investment Objectives and Goals	Oct. 31, 2025
Innovator U.S. Equity Buffer ETF - January
Prospectus [Line Items]
Risk/Return [Heading]	Innovator U.S. Equity Buffer ETF™ – January
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 16.46% (prior to taking into account management fees and other fees) while providing a buffer against the first 9% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from January 1, 2026 to December 31, 2026.

Innovator U.S. Equity Power Buffer ETF - January
Prospectus [Line Items]
Risk/Return [Heading]	Innovator U.S. Equity Power Buffer ETF™ – January
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 12.30% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from January 1, 2026 to December 31, 2026.

Innovator U.S. Equity Ultra Buffer ETF - January
Prospectus [Line Items]
Risk/Return [Heading]	Innovator U.S. Equity Ultra Buffer ETF™ – January
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 11.40% (prior to taking into account management fees and other fees) while providing a buffer against Underlying ETF losses of between 5% and 35% (prior to taking into account management fees and other fees), over the period from January 1, 2026 to December 31, 2026.

Innovator U.S. Equity Buffer ETF - February
Prospectus [Line Items]
Risk/Return [Heading]	Innovator U.S. Equity Buffer ETF™ – February
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 16.60% (prior to taking into account management fees and other fees) while providing a buffer against the first 9% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from February 1, 2026 to January 31, 2027.

Innovator U.S. Equity Power Buffer ETF - February
Prospectus [Line Items]
Risk/Return [Heading]	Innovator U.S. Equity Power Buffer ETF™ – February
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 12.42% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from February 1, 2026 to January 31, 2027.

Innovator U.S. Equity Ultra Buffer ETF - February
Prospectus [Line Items]
Risk/Return [Heading]	Innovator U.S. Equity Ultra Buffer ETF™ – February
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 11.39% (prior to taking into account management fees and other fees) while providing a buffer against Underlying ETF losses of between 5% and 35% (prior to taking into account management fees and other fees), over the period from February 1, 2026 to January 31, 2027.

Innovator U.S. Equity Buffer ETF - March
Prospectus [Line Items]
Risk/Return [Heading]	Innovator U.S. Equity Buffer ETF™ – March
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 15.85% (prior to taking into account management fees and other fees) while providing a buffer against the first 9% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from March 1, 2025 to February 28, 2026.

Innovator U.S. Equity Power Buffer ETF - March
Prospectus [Line Items]
Risk/Return [Heading]	Innovator U.S. Equity Power Buffer ETF™ – March
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 12.13% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from March 1, 2025 to February 28, 2026.

Innovator U.S. Equity Ultra Buffer ETF - March
Prospectus [Line Items]
Risk/Return [Heading]	Innovator U.S. Equity Ultra Buffer ETF™ – March
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 11.73% (prior to taking into account management fees and other fees) while providing a buffer against Underlying ETF losses of between 5% and 35% (prior to taking into account management fees and other fees), over the period from March 1, 2025 to February 28, 2026.

Innovator U.S. Equity Buffer ETF - April
Prospectus [Line Items]
Risk/Return [Heading]	Innovator U.S. Equity Buffer ETF™ – April
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 16.12% (prior to taking into account management fees and other fees) while providing a buffer against the first 9% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from April 1, 2025 to March 31, 2026.

Innovator U.S. Equity Power Buffer ETF - April
Prospectus [Line Items]
Risk/Return [Heading]	Innovator U.S. Equity Power Buffer ETF™ – April
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 12.39% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from April 1, 2025 to March 31, 2026.

Innovator U.S. Equity Ultra Buffer ETF - April
Prospectus [Line Items]
Risk/Return [Heading]	Innovator U.S. Equity Ultra Buffer ETF™ – April
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 12.25% (prior to taking into account management fees and other fees) while providing a buffer against Underlying ETF losses of between 5% and 35% (prior to taking into account management fees and other fees), over the period from April 1, 2025 to March 31, 2026.

Innovator U.S. Equity Buffer ETF - May
Prospectus [Line Items]
Risk/Return [Heading]	Innovator U.S. Equity Buffer ETF™ – May
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 18.13% (prior to taking into account management fees and other fees) while providing a buffer against the first 9% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from May 1, 2025 to April 30, 2026.

Innovator U.S. Equity Power Buffer ETF - May
Prospectus [Line Items]
Risk/Return [Heading]	Innovator U.S. Equity Power Buffer ETF™ – May
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 13.87% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from May 1, 2025 to April 30, 2026.

Innovator U.S. Equity Ultra Buffer ETF - May
Prospectus [Line Items]
Risk/Return [Heading]	Innovator U.S. Equity Ultra Buffer ETF™ – May
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 12.59% (prior to taking into account management fees and other fees) while providing a buffer against Underlying ETF losses of between 5% and 35% (prior to taking into account management fees and other fees), over the period from May 1, 2025 to April 30, 2026.

Innovator U.S. Equity Buffer ETF - June
Prospectus [Line Items]
Risk/Return [Heading]	Innovator U.S. Equity Buffer ETF™ – June
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 16.26% (prior to taking into account management fees and other fees) while providing a buffer against the first 9% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from June 1, 2025 to May 31, 2026.

Innovator U.S. Equity Power Buffer ETF - June
Prospectus [Line Items]
Risk/Return [Heading]	Innovator U.S. Equity Power Buffer ETF™ – June
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 12.58% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from June 1, 2025 to May 31, 2026.

Innovator U.S. Equity Ultra Buffer ETF - June
Prospectus [Line Items]
Risk/Return [Heading]	Innovator U.S. Equity Ultra Buffer ETF™ – June
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 11.77% (prior to taking into account management fees and other fees) while providing a buffer against Underlying ETF losses of between 5% and 35% (prior to taking into account management fees and other fees), over the period from June 1, 2025 to May 31, 2026.

Innovator U.S. Equity Buffer ETF - July
Prospectus [Line Items]
Risk/Return [Heading]	Innovator U.S. Equity Buffer ETF™ – July
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 16.00% (prior to taking into account management fees and other fees) while providing a buffer against the first 9% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from July 1, 2025 to June 30, 2026.

Innovator U.S. Equity Power Buffer ETF - July
Prospectus [Line Items]
Risk/Return [Heading]	Innovator U.S. Equity Power Buffer ETF™ – July
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 12.09% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from July 1, 2025 to June 30, 2026.

Innovator U.S. Equity Ultra Buffer ETF - July
Prospectus [Line Items]
Risk/Return [Heading]	Innovator U.S. Equity Ultra Buffer ETF™ – July
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 11.50% (prior to taking into account management fees and other fees) while providing a buffer against Underlying ETF losses of between 5% and 35% (prior to taking into account management fees and other fees), over the period from July 1, 2025 to June 30, 2026.

Innovator U.S. Equity Buffer ETF - August
Prospectus [Line Items]
Risk/Return [Heading]	Innovator U.S. Equity Buffer ETF™ – August
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 15.80% (prior to taking into account management fees and other fees) while providing a buffer against the first 9% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from August 1, 2025 to July 31, 2026.

Innovator U.S. Equity Power Buffer ETF - August
Prospectus [Line Items]
Risk/Return [Heading]	Innovator U.S. Equity Power Buffer ETF™ – August
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 12.25% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from August 1, 2025 to July 31, 2026.

Innovator U.S. Equity Ultra Buffer ETF - August
Prospectus [Line Items]
Risk/Return [Heading]	Innovator U.S. Equity Ultra Buffer ETF™ – August
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 11.62% (prior to taking into account management fees and other fees) while providing a buffer against Underlying ETF losses of between 5% and 35% (prior to taking into account management fees and other fees), over the period from August 1, 2025 to July 31, 2026.

Innovator U.S. Equity Buffer ETF - September
Prospectus [Line Items]
Risk/Return [Heading]	Innovator U.S. Equity Buffer ETF™ – September
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 15.35% (prior to taking into account management fees and other fees) while providing a buffer against the first 9% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from September 1, 2025 to August 31, 2026.

Innovator U.S. Equity Power Buffer ETF - September
Prospectus [Line Items]
Risk/Return [Heading]	Innovator U.S. Equity Power Buffer ETF - September
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 11.72% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from September 1, 2025 to August 31, 2026.

Innovator U.S. Equity Ultra Buffer ETF - September
Prospectus [Line Items]
Risk/Return [Heading]	Innovator U.S. Equity Ultra Buffer ETF™ – September
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 11.18% (prior to taking into account management fees and other fees) while providing a buffer against Underlying ETF losses of between 5% and 35% (prior to taking into account management fees and other fees), over the period from September 1, 2025 to August 31, 2026.

Innovator U.S. Equity Buffer ETF - October
Prospectus [Line Items]
Risk/Return [Heading]	Innovator U.S. Equity Buffer ETF™ – October
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 15.37% (prior to taking into account management fees and other fees) while providing a buffer against the first 9% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from October 1, 2025 to September 30, 2026.

Innovator U.S. Equity Power Buffer ETF - October
Prospectus [Line Items]
Risk/Return [Heading]	Innovator U.S. Equity Power Buffer ETF™ – October
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 11.81% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from October 1, 2025 to September 30, 2026.

Innovator U.S. Equity Ultra Buffer ETF - October
Prospectus [Line Items]
Risk/Return [Heading]	Innovator U.S. Equity Ultra Buffer ETF™ – October
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 11.03% (prior to taking into account management fees and other fees) while providing a buffer against Underlying ETF losses of between 5% and 35% (prior to taking into account management fees and other fees), over the period from October 1, 2025 to September 30, 2026.

Innovator U.S. Equity Buffer ETF - November
Prospectus [Line Items]
Risk/Return [Heading]	Innovator U.S. Equity Buffer ETF™ – November
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 17.60% (prior to taking into account management fees and other fees) while providing a buffer against the first 9% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from November 1, 2025 to October 31, 2026.

Innovator U.S. Equity Power Buffer ETF - November
Prospectus [Line Items]
Risk/Return [Heading]	Innovator U.S. Equity Power Buffer ETF™ – November
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 13.25% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from November 1, 2025 to October 31, 2026.

Innovator U.S. Equity Ultra Buffer ETF - November
Prospectus [Line Items]
Risk/Return [Heading]	Innovator U.S. Equity Ultra Buffer ETF™ – November
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 12.00% (prior to taking into account management fees and other fees) while providing a buffer against Underlying ETF losses of between 5% and 35% (prior to taking into account management fees and other fees), over the period from November 1, 2025 to October 31, 2026.

Innovator U.S. Equity Buffer ETF - December
Prospectus [Line Items]
Risk/Return [Heading]	Innovator U.S. Equity Buffer ETF™ – December
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 17.42% (prior to taking into account management fees and other fees) while providing a buffer against the first 9% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from December 1, 2025 to November 30, 2026.

Innovator U.S. Equity Power Buffer ETF - December
Prospectus [Line Items]
Risk/Return [Heading]	Innovator U.S. Equity Power Buffer ETF™ – December
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 13.14% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from December 1, 2025 to November 30, 2026.

Innovator U.S. Equity Ultra Buffer ETF - December
Prospectus [Line Items]
Risk/Return [Heading]	Innovator U.S. Equity Ultra Buffer ETF™ – December
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 12.03% (prior to taking into account management fees and other fees) while providing a buffer against Underlying ETF losses of between 5% and 35% (prior to taking into account management fees and other fees), over the period from December 1, 2025 to November 30, 2026.